Acquisition - fair value of purchase consideration (Detail) - A S V Holding LLC - USD ($) $ in Thousands	Oct. 29, 2014	Dec. 19, 2014
Business Acquisition [Line Items]
Cash	$ 25,000	$ 2
Note payable to seller	1,411	$ 9,459
Fair value of rollover equity	23,376
Total purchase consideration	$ 49,787